Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 20, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 200,300	$ 272,673	$ 733,896	$ 0
Senior Notes	73,625	73,625
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	200,300
Loans Payable to Bank	460,442
Senior Notes	73,625
Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	200,300
Loans Payable to Bank	33,550
Loans Payable To Bank Fair Value Disclosure	460,442
Senior Notes	$ 36,813	$ 57,133